Fair value disclosure of financial assets and liabilities (Tables)	3 Months Ended
Mar. 31, 2012
Fair value disclosure of financial assets and liabilities
Balances of assets and liabilities measured at fair value on a recurring basis

	March 31, 2012 (unaudited)
	Carrying amount	Fair value	Level 1	Level 2
Unrealized gain on derivatives	31	31	—	31
Debentures	(1,460)	(1,460)	—	(1,460)

	December 31, 2011
	Carrying amount	Fair value	Level 1	Level 2
Available-for-sale securities	7	7	7	—
Unrealized losses on derivatives	(81)	(81)	—	(81)
Debentures	(1,336)	(1,336)	—	(1,336)

Estimated fair value measurement

	March 31, 2012
	Carrying amount	Fair value	Level 1	Level 2

Long-term debt (less interests) (*)	(23,986)	(25,911)	(19,452)	(6,459)
Perpetual Notes (**)	(80)	(80)	—	(80)

	December 31, 2011
	Carrying amount	Fair value	Level 1	Level 2
Long-term debt (less interests) (*)	(22,700)	(24,312)	(18,181)	(6,131)
Perpetual Notes (**)	(80)	(80)	—	(80)

(*) Less accrued charges of US$ 365 and US$ 333 as of March 31, 2012 and December 31, 2011, respectively.

(**) Classified on “LT Loans and related parties” (Non current liabilities).